Share capital	3 Months Ended
Nov. 30, 2022
Share capital

18. Share capital

(a)	Authorized

The Company is authorized to issue an unlimited number of common shares and an unlimited number of preference shares.

(b)	Issued and outstanding, common shares

	Shares	Consideration
	#	$

Balance, August 31, 2021	15,543,309	122,741,230
Shares issued on vesting of RSUs	91,635	681,759
Balance, November 30, 2021	15,634,944	123,422,989

	Shares	Consideration
	#	$

Balance, August 31, 2022	15,803,875	124,897,859
Return to treasury - Sideqik acquisition	(9,098)	-
Shares issued on vesting of RSUs	118,433	616,486
Shares issued under shares for services	114,057	1,333,334
Balance, November 30, 2022	16,027,267	126,847,679

(c)	Activity for the period

During the three months ended November 30, 2022, 9,099 shares related to the completion of the Sideqik acquisition were returned to the Company. The Company issued 118,433 common shares upon vesting of an equal number of RSUs, see (Note 20) and 114,058 shares for services provided by certain officers of Sideqik.

During the three months ended November 30, 2021, the Company issued 91,635 common shares upon vesting of an equal number of RSUs (Note 20).